Document and Entity Information	Jul. 19, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001650164
Document Type	8-K
Document Period End Date	Jul. 19, 2023
Entity Registrant Name	Toast, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40819
Entity Tax Identification Number	45-4168768
Entity Address, Address Line One	401 Park Drive
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02215
City Area Code	(617)
Local Phone Number	297-1005
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.000001 per share
Trading Symbol	TOST
Security Exchange Name	NYSE
Entity Emerging Growth Company	false